UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07388

The Value Line Small Cap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2014

Date of reporting period: December 31, 2013

Item 1:    Schedule of Investments.
 A copy of Schedule of Investments for the period ended 12/31/13 is included with this Form.

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2013

Shares		Value
COMMON STOCKS (94.0%)

	CONSUMER DISCRETIONARY (9.0%)
81,000	Brinker International, Inc.	$3,753,540
17,500	Buckle, Inc. (The) (1)	919,800
24,800	Buffalo Wild Wings, Inc. *	3,650,560
63,000	Domino’s Pizza, Inc.	4,387,950
48,000	DSW, Inc. Class A	2,051,040
34,000	Fifth & Pacific Cos., Inc. *	1,090,380
7,000	John Wiley & Sons, Inc. Class A	386,400
31,600	Life Time Fitness, Inc. *(1)	1,485,200
127,000	LKQ Corp. *	4,178,300
20,800	Monro Muffler Brake, Inc. (1)	1,172,288
13,400	O’Reilly Automotive, Inc. *	1,724,714
24,400	Penn National Gaming, Inc. *	349,652
18,400	Pool Corp.	1,069,776
14,200	Signet Jewelers Ltd.	1,117,540
165,500	Wolverine World Wide, Inc.	5,620,380
		32,957,520
	CONSUMER STAPLES(5.1%)
18,000	Boston Beer Co., Inc. (The) Class A * (1)	4,352,220
41,000	Casey’s General Stores, Inc.	2,880,250
42,000	Church & Dwight Co., Inc.	2,783,760
269,550	Flowers Foods, Inc.	5,787,239
56,000	Harris Teeter Supermarkets, Inc.	2,763,600
		18,567,069
	ENERGY (1.6%)
42,200	Atwood Oceanics, Inc. *	2,253,058
8,200	Dril-Quip, Inc. *	901,426
8,000	Energen Corp.	566,000
45,000	Hornbeck Offshore Services, Inc. *	2,215,350
		5,935,834
	FINANCIALS (10.2%)
5,400	Allied World Assurance Co.
	Holdings AG	609,174
7,260	Amtrust Financial Services, Inc. (1)	237,329
87,300	Arch Capital Group Ltd. *	5,210,937
20,600	Brown & Brown, Inc.	646,634
34,130	Commerce Bancshares, Inc.	1,532,778
8,000	Eaton Vance Corp.	342,320
46,800	Equity Lifestyle Properties, Inc. REIT	1,695,564
33,700	Equity One, Inc. REIT	756,228
30,800	First Cash Financial Services, Inc. *	1,904,672
29,874	First Financial Bankshares, Inc. (1)	1,981,244
24,400	Gaming and Leisure Properties, Inc. REIT *	1,239,764
52,100	Portfolio Recovery Associates, Inc. *	2,752,964
90,600	ProAssurance Corp.	4,392,288
39,000	Prosperity Bancshares, Inc.	2,472,210
4,000	RenaissanceRe Holdings Ltd.	389,360
46,200	RLI Corp.	4,498,956
135,500	Stifel Financial Corp. *	6,493,160

Shares		Value
6,000	Tanger Factory Outlet Centers REIT	$192,120
		37,347,702
	HEALTH CARE (3.9%)
89,000	Akorn, Inc. *	2,192,070
17,256	Catamaran Corp. *	819,315
3,600	Henry Schein, Inc. *	411,336
25,600	HMS Holdings Corp. *	581,888
10,000	IDEXX Laboratories, Inc. *	1,063,700
51,200	Mednax, Inc. *	2,733,056
17,200	MWI Veterinary Supply, Inc. *	2,934,148
31,800	Owens & Minor, Inc. (1)	1,162,608
13,000	STERIS Corp.	624,650
56,000	VCA Antech, Inc. *	1,756,160
		14,278,931
	INDUSTRIALS (39.0%)
53,000	Actuant Corp. Class A	1,941,920
62,200	Acuity Brands, Inc.	6,799,704
43,200	Advisory Board Co. (The) *	2,750,544
49,075	AMETEK, Inc.	2,584,780
18,400	Applied Industrial Technologies, Inc.	903,256
66,400	AZZ, Inc.	3,244,304
44,200	Carlisle Companies, Inc.	3,509,480
30,000	Chart Industries, Inc. *	2,869,200
15,000	Chicago Bridge & Iron Co. N.V.	1,247,100
65,000	CLARCOR, Inc.	4,182,750
25,800	Clean Harbors, Inc. *	1,546,968
40,400	Copart, Inc. *	1,480,660
26,600	Dun & Bradstreet Corp. (The)	3,265,150
85,000	EnerSys	5,957,650
45,800	EnPro Industries, Inc. *	2,640,370
63,200	Esterline Technologies Corp. *	6,443,872
52,300	Genesee & Wyoming, Inc. Class A *	5,023,415
39,500	Graco, Inc.	3,085,740
1,700	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	211,871
26,600	Healthcare Services Group, Inc.	754,642
114,745	HEICO Corp.	6,649,473
5,200	HUB Group, Inc. Class A *	207,376
60,400	IDEX Corp.	4,460,540
87,000	ITT Corp.	3,777,540
44,000	Kirby Corp. *	4,367,000
5,000	Landstar System, Inc.	287,250
91,600	Lennox International, Inc.	7,791,496
88,800	Lincoln Electric Holdings, Inc.	6,334,992
16,200	Macquarie Infrastructure Co. LLC	881,766
39,000	Middleby Corp. (The) *	9,358,830
32,400	Nordson Corp.	2,407,320
66,000	Oshkosh Corp.	3,325,080
9,000	RBC Bearings, Inc. *	636,750
91,600	Rollins, Inc.	2,774,564
19,800	Roper Industries, Inc.	2,745,864
6,000	Rush Enterprises, Inc. Class A *	177,900
9,900	Stericycle, Inc. *	1,150,083
45,700	Teledyne Technologies, Inc. *	4,198,002
65,400	Toro Co. (The)	4,159,440
21,600	Valmont Industries, Inc. (1)	3,220,992

1

Value Line Small Cap Opportunities Fund, Inc.

December 31, 2013

Shares		Value
60,400	Wabtec Corp.	$4,485,908
142,500	Waste Connections, Inc.	6,217,275
51,600	Woodward Inc.	2,353,476
		142,412,293
	INFORMATION TECHNOLOGY (8.9%)	(8.9%)
46,800	Advent Software, Inc.	1,637,532
29,800	Anixter International, Inc.	2,677,232
35,926	ANSYS, Inc. *	3,132,747
4,000	Coherent, Inc. *	297,560
6,900	CommVault Systems, Inc. *	516,672
42,100	Concur Technologies, Inc. * (1)	4,343,878
39,000	Global Payments, Inc.	2,534,610
17,800	Heartland Payment Systems, Inc. (1)	887,152
39,600	j2 Global, Inc. (1)	1,980,396
34,200	MICROS Systems, Inc. *	1,962,054
10,000	NCR Corp. *	340,600
6,000	PTC, Inc. *	212,340
21,258	Tyler Technologies, Inc. *	2,171,080
30,400	Ultimate Software Group, Inc. (The) *	4,657,888
50,000	WEX, Inc. *	4,951,500
		32,303,241
	MATERIALS (8.8%)
95,200	AptarGroup, Inc.	6,455,512
3,500	Compass Minerals International, Inc.	280,175
31,000	Cytec Industries, Inc.	2,887,960
46,600	Greif, Inc. Class A	2,441,840
28,200	KapStone Paper and Packaging Corp. *	1,575,252
17,000	NewMarket Corp. (1)	5,680,550
40,000	Packaging Corp. of America	2,531,200
22,000	Rockwood Holdings, Inc.	1,582,240
28,200	Scotts Miracle-Gro Co. (The) Class A	1,754,604
28,400	Sigma-Aldrich Corp.	2,669,884
88,400	Silgan Holdings, Inc.	4,244,968
		32,104,185

	TELECOMMUNICATION SERVICES (1.0%)
42,000	SBA Communications Corp. Class A *	3,773,280

	UTILITIES (6.5%)
32,600	Atmos Energy Corp.	1,480,692
43,200	Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	489,888
26,600	Cleco Corp.	1,240,092
36,800	El Paso Electric Co.	1,292,048
51,000	ITC Holdings Corp.	4,886,820
27,600	New Jersey Resources Corp.	1,276,224
22,800	Northwest Natural Gas Co.	976,296
6,800	NorthWestern Corp.	294,576
58,400	Piedmont Natural Gas Co., Inc.	1,936,544
95,000	Questar Corp.	2,184,050
91,400	South Jersey Industries, Inc.	5,114,744

Shares		Value
41,600	Southwest Gas Corp.	$2,325,856
		23,497,830
	TOTAL COMMON STOCKS
	(Cost $181,100,765) (94.0%)
		343,177,885

Principal
Amount		Value
SHORT-TERM INVESTMENTS (9.4%)

	REPURCHASE AGREEMENTS (5.8%)
$ 21,300,000	With Morgan Stanley, 0.01%, dated 12/31/13, due 01/02/14, delivery value $21,300,012 (collateralized by $21,670,000 U.S. Treasury Notes 1.000% due 03/31/17, with a value of $21,776,750)	21,300,000
	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (3.6%)
4,823,441	Joint Repurchase Agreement with Morgan Stanley, 0.02%, dated 12/31/13, due 01/02/14, delivery value $4,823,446 (collateralized by $4,919,911 U.S. Treasury Bonds 4.250% - 8.000% due 11/15/21 - 11/15/40 and U.S. Treasury Notes 2.625% - 2.750% due 11/15/20 - 11/15/23, with a value of $4,894,875)	4,823,441
7,120,317	Joint Repurchase Agreement with Barclays, 0.01%, dated 12/31/13, due 01/02/14, delivery value $7,120,321 (collateralized by $7,262,734 U.S. Treasury Inflation Indexed Notes 1.250% - 1.875% due 04/15/14 - 07/15/15, with a value of $7,207,831)	7,120,317
1,148,438	Joint Repurchase Agreement with Citigroup, 0.01%, dated 12/31/13, due 01/02/14, delivery value $1,148,439 (collateralized by $1,171,419 U.S. Treasury Bills 0.000% due 02/20/14, with a value of $1,171,419)	1,148,438

		13,092,196
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $34,392,196) (9.4%)	34,392,196

2

Value Line Small Cap Opportunities Fund, Inc.

Schedule of Investments (unaudited)

Principal
Amount		Value

TOTAL INVESTMENT SECURITIES (103.4%)
(Cost $215,492,961)		$377,570,081

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-3.4%)		(12,451,882)
NET ASSETS (2) (100%)		$365,118,199
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($365,118,199 ÷ 7,731,697 shares outstanding)		$47.22
(1)	A portion or all of the security was held on loan. As of December 31, 2013, the market value of the securities on loan was $14,373,996.
*	Non-income producing.
(2)
For federal income tax purposes, the aggregate cost was $215,492,961, aggregate gross unrealized appreciation was $162,261,526, aggregate gross unrealized depreciation was $184,406 and the net unrealized appreciation was $162,077,120.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of December 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$343,177,885	$-	$-	$343,177,885
Short-Term Investments	-	34,392,196	-	34,392,196

Total Investments in Securities	$343,177,885	$34,392,196	$-	$377,570,081

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended December 31, 2013 there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.	Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 28, 2014